UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22723

Bluepoint Investment Series Trust

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 389-8713

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited)

		June 30, 2015
Shares		Fair Value
	Investments in Securities – 129.68%
	Common Stocks – 129.68%
	Canada – 0.20%
	E-Services / Consulting – 0.20%
250	Shopify Inc, Class A *	$8,488
	Total Canada (cost $6,546)	$8,488

	China – 5.38%
	E-Commerce/Products – 0.79%
1,500	Vipshop Holdings Ltd ADR*	33,375
	Web Portals / ISP – 4.59%
980	Baidu Inc ADR *	195,098
	Total China (cost $223,553)	$228,473

	Hong Kong – 5.90%
	Alternative Waste Technology – 5.90%
140,000	China Everbright International Ltd	251,014
	Total Hong Kong (cost $119,255)	$251,014

	Japan – 10.37%
	Audio / Video Products – 3.27%
4,900	Sony Corp ADR	139,111
	Chemicals - Diversified – 2.33%
5,500	Hitachi Chemical Co Ltd	99,244
	E-Commerce / Products – 0.33%
872	Rakuten Inc	14,092
	Electric Products - Miscellaneous – 1.71%
1,140	Mabuchi Motor Co Ltd	72,109
	Finance - Other Services – 0.63%
829	Japan Exchange Group Inc	26,930
	Metal Products - Distribution – 2.10%
6,300	MISUMI Group Inc	89,481
	Total Japan (cost $404,285)	$440,967

	United States – 107.83%
	Apparel Manufacturers – 2.13%
850	Carter’s Inc	90,354
	Commercial Services - Finance – 12.50%
1,700	FleetCor Technologies Inc *	265,302
2,850	MasterCard Inc, Class A	266,418
		531,720

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2015
Shares		Fair Value
	Computers – 3.72%
1,260	Apple Inc (a)	$158,035
	Consulting Services – 1.20%
700	Verisk Analytics Inc *	50,932
	Data Processing / Management – 0.97%
500	Fiserv Inc *	41,415
	E-Commerce / Services – 5.10%
2,490	TripAdvisor Inc * (a)	216,979
	Electronic Components - Semiconductors – 4.53%
2,300	Freescale Semiconductor Ltd *	91,931
2,280	Xilinx Inc	100,685
		192,616
	Electronic Design Automation – 6.84%
5,700	Cadence Design Systems Inc *	112,062
3,530	Synopsys Inc *	178,795
		290,857
	Entertainment Software – 3.05%
2,980	Activision Blizzard Inc	72,146
2,090	Take-Two Interactive Software Inc *	57,621
		129,767
	Finance - Credit Card – 4.23%
2,680	Visa Inc, Class A	179,962
	Finance - Other Services – 4.37%
750	Intercontinental Exchange Group Inc	167,708
783	Virtu Financial Inc, Class A *	18,385
		186,093
	Internet Content-Entertainment – 3.03%
1,500	Facebook Inc, Class A *	128,648
	Investment Management /Advisory Services – 1.90%
370	Affiliated Managers Group Inc *	80,882
	Medical - Biomedical / Genetics – 7.56%
650	Alexion Pharmaceuticals Inc * (a)	117,501
350	BioMarin Pharmaceuticals Inc *	47,873
1,350	Celgene Corp *	156,242
		321,616
	Medical - Drugs – 7.06%
140	Mallinckrodt PLC *	16,481
800	Valeant Pharmaceuticals International Inc *	177,720
2,200	Zoetis Inc	106,084
		300,285

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2015
Shares		Fair Value
	Medical - Generic Drugs – 5.59%
783	Allergan PLC *	$237,609
	Medical - Outpatient / Home Medical – 2.33%
2,579	Premier Inc, Class A *	99,188
	Medical - Wholesale Drug Distribution – 4.40%
1,760	AmerisourceBergen Corp (a)	187,158
	Multimedia – 2.96%
3,910	Twenty-First Century Fox Inc, Class B	125,980
	Retail - Discount – 8.58%
600	Costco Wholesale Corp	81,036
1,210	Dollar General Corp	94,065
2,400	Dollar Tree Inc *	189,576
		364,677
	Retail - Drug Store – 4.37%
2,200	Walgreens Boots Alliance Inc	185,768
	Retail - Major Department Stores – 2.66%
1,520	Nordstrom Inc	113,240
	Semiconductor Equipment – 5.31%
2,700	Applied Materials Inc	51,894
1,380	Lam Research Corp	112,263
3,200	Teradyne Inc	61,728
		225,885
	Television – 3.28%
2,510	CBS Corp, Class B	$139,305
	Web Hosting / Design – 0.16%
240	GoDaddy Inc, Class A *	$6,766
	Total United States (cost $3,727,344)	$4,585,737
	Total Common Stock (cost $4,480,983)	$5,514,679

	Total Investments in Securities (cost $4,480,983)†	$5,514,679
	Other Liabilities in Excess of Assets - (29.68%) **	$(1,262,047)
	Net Assets - 100.00%	$4,252,632

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes foreign currency with a U.S. Dollar value of $4,874 which is 0.11% of net assets.
ADR	American Depositary Receipt
†	Aggregate cost for federal income tax purposes is $3,213,562. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:
	Excess of value of cost	$639,808
	Excess of cost of value	$(106,258)
$533,550

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2015
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Alternative Waste Technology	5.90
Apparel Manufacturers	2.13
Audio / Video Products	3.27
Chemicals - Diversified	2.33
Commercial Services - Finance	12.50
Computers	3.72
Consulting Services	1.20
Data Processing / Management	0.97
E-Commerce / Products	1.12
E-Commerce / Services	5.10
E-Services / Consulting	0.20
Electric Products - Miscellaneous	1.71
Electronic Components - Semiconductors	4.53
Electronic Design Automation	6.84
Entertainment Software	3.05
Finance - Credit Card	4.23
Finance - Other Services	5.00
Internet Content - Entertainment	3.03
Investment Management/Advisor Service	1.90
Medical - Biomedical / Genetics	7.56
Medical - Drugs	7.06
Medical - Generic Drugs	5.59
Medical - Outpatient / Home Medical	2.33
Medical - Wholesale Drug Distribution	4.40
Metal Products - Distribution	2.10
Multimedia	2.96
Retail - Discount	8.58
Retail - Drug Store	4.37
Retail - Major Department Stores	2.66
Semiconductor Equipment	5.31
Television	3.28
Web Hosting / Design	0.16
Web Portals / ISP	4.59
Total Investments in Securities	129.68%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		June 30, 2015
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 8.23%
	Common Stock – 8.23%
	Japan – 1.00%
	Office Automation & Equipment – 1.00%
1,300	Canon Inc.	$42,310
	Total Japan (cost $46,329)	$42,310

	United States – 7.23%
	Electric - Integrated – 2.65%
500	Consolidated Edison Inc	28,940
2,000	Southern Co.	83,800
		112,740
	REITS - Diversified – 1.45%
650	Vornado Realty Trust	61,704
	REITS - Office Property – 3.13%
1,100	Boston Properties Inc	133,144
	Total United States (proceeds $312,329)	$307,588
	Total Common Stock (proceeds $358,658)	$349,898
	Total Securities Sold, Not Yet Purchased (proceeds $358,658)	$349,898

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

June 30, 2015
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Electric - Integrated	2.65
Office Automation & Equipment	1.00
REITS - Diversified	1.45
REITS - Office Property	3.13
Total Securities Sold, Not Yet Purchased	8.23%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		June 30, 2015 Unrealized Gain/(Loss)
	Swap Contracts - (0.08%)
	Total Return Swap Contracts - (0.08%)
	Hotels and Motels - 0.21%
$73,297	12/21/2018	Whitbread PLC	$8,799

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Discount - 0.10%
1,847	12/21/2018	B&M European Value Retail SA	589

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

91,132	12/21/2018	Poundland Group PLC	3,490

		Agreement with Morgan Stanley, dated 12/20/2013 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.
			4,079

	Satellite Telecommunications - 0.01%
6,364	5/8/2017	Cellnex Telecom SAU	393

		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Semiconductor Components - Integrated Circuits - (0.39%)
140,307	2/2/2018	QUALCOMM Inc	(16,462)

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - (0.01%)
54,035	2/2/2018	Google Inc	(151)

		Agreement with Morgan Stanley, dated 02/01/2013 to receive the total return of the shares of Google Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$(3,342)

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

June 30, 2015
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Hotels and Motels	0.21
Retail - Discount	0.10
Satellite Telecommunications	0.01
Semiconductor Components - Integrated Circuits	(0.39)
Web Portals / IS	(0.01)
Total Swap Contracts	(0.08)

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

NOTES TO SCHEDULE OF

INVESTMENTS – June 30, 2015

(Unaudited)

1.	Fair Value Measurement

The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s investments at fair value.

				Balance
	Level 1	Level 2	Level 3	June 30, 2015
Assets
Common Stock	$5,514,679	$—	$—	$5,514,679
Total Assets	$5,514,679	$—	$—	$5,514,679

Liabilities
Common Stock	$349,898	$—	$—	$349,898
Total Return Swaps	—	3,342	—	3,342
Total Liabilities	$349,898	$3,342	$—	$353,240

BLUEPOINT TRUST
NOTES TO SCHEDULE OF
INVESTMENTS – June 30, 2015
(Unaudited) (continued)

2. Derivatives – Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

SilverBay Capital Management LLC (the “Adviser”) may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

BLUEPOINT TRUST
NOTES TO SCHEDULE OF
INVESTMENTS – June 30, 2015
(Unaudited) (continued)

2. Derivatives – Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over- the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the nine months ended June 30, 2015.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

3. Federal Income Tax Information

At September 30, 2014, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments was $3,213,562. For Federal income tax purposes, at September 30, 2014, accumulated net unrealized gain on portfolio investments was $533,550, consisting of $639,808 gross unrealized gain and $106,258 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable primarily to cumulative loss deferrals on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	8/27/2015

By (Signature and Title)*	/s/	George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	8/27/2015

*	Print the name and title of each signing officer under his or her signature.